Taxation - Summary of Taxation Charge (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Deferred Taxes [Line Items]
Relating to the origination and reversal of temporary differences, tax losses and credits	$ (4,102)	$ (2,688)	$ (6,833)
Adjustments in respect of prior periods	202	986	148
Total taxation charge/(credit)	4,695	829	$ (153)
Parent [Member]
Disclosure Of Deferred Taxes [Line Items]
Relating to the origination and reversal of temporary differences, tax losses and credits		24
Adjustments in respect of prior periods	(23)	2
Total taxation charge/(credit)	$ (23)	$ 26